Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
OPERATING EXPENSES:
Research and development	$ 13,635	$ 13,774	$ 23,775	$ 27,642
General and administrative	4,164	4,318	8,323	9,003
Total operating expenses	17,799	18,092	32,098	36,645
Loss from operations	(17,799)	(18,092)	(32,098)	(36,645)
OTHER INCOME, NET:
Other income	1,427	1,212	3,429	2,303
Total other income, net	1,427	1,212	3,429	2,303
Loss before provision for income taxes	(16,372)	(16,880)	(28,669)	(34,342)
(Provision) benefit for income taxes	(8)	34	15	(10)
Net loss	(16,380)	(16,846)	(28,654)	(34,352)
Other comprehensive income:
Foreign exchange translation adjustment	195	3,817	(944)	7,794
Comprehensive loss	$ (16,185)	$ (13,029)	$ (29,598)	$ (26,558)
Net loss per share attributable to ordinary shareholders-basic	$ (0.41)	$ (0.42)	$ (0.71)	$ (0.86)
Net loss per share attributable to ordinary shareholders-diluted	$ (0.41)	$ (0.42)	$ (0.71)	$ (0.86)
Weighted average ordinary shares outstanding-basic	40,355,972	39,899,944	40,318,690	39,816,528
Weighted average ordinary shares outstanding-diluted	40,355,972	39,899,944	40,318,690	39,816,528